CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts	$ 2,144	$ 2,351
Common Unit, Issued	0	38,398,649
Common Unit, Outstanding	0	38,398,649
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	50,000,000	0
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Class A-1 common stock
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	40,000,000	0
Common Stock, Shares, Issued	16,100,000	0
Common Stock, Shares, Outstanding	16,100,000	0
Class A common stock
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	250,000,000	0
Common Stock, Shares, Issued	3,802,972	0
Common Stock, Shares, Outstanding	3,802,792	0
Class B common stock
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	150,000,000	0
Common Stock, Shares, Issued	38,462,541	0
Common Stock, Shares, Outstanding	38,462,541	0